UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (185,226)	$ (12,906)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Stock-based compensation	5,648	4,526
Depreciation and amortization	30,024	30,014
Non-cash lease expense	1,213	2,111
Recovery for doubtful accounts	(22)	(826)	$ 996
Change in fair value of derivative warrant liabilities	(2,569)	(20,673)
Amortization of debt issuance costs	653	954
Amortization of related party liability	0	(778)
Write-off of unamortized debt issuance costs	2,481	0
Deferred income taxes	(11,061)	(2,386)
Loss on impairment of goodwill	152,018	0
Gain on disposal of equipment	0	(8)
Changes in operating assets and liabilities:
Accounts receivable	(2,670)	(7,051)
Related party accounts receivable	53	637
Inventories	(6,044)	4,988
Prepaid expenses	2,243	53
Other current assets and other assets	(1,211)	(541)
Accounts payable	5,362	(8,358)
Related party accounts payable	0	239
Operating lease liabilities	(1,652)	(2,396)
Other current liabilities and other liabilities	(766)	1,019
Net cash used in operating activities	(11,526)	(11,382)
CASH FLOWS FROM INVESTING ACTIVITIES:
Capital expenditure on intangible assets	(765)	(176)
Capital expenditure on property and equipment	(2,569)	(1,286)
Cash receipt for interest rate collar premium	0	66
Net cash used in investing activities	(3,334)	(1,396)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from term loan	175,000	0
Proceeds from revolving credit facility	35,000	15,000
Repayment of term loan	(153,563)	(2,188)
Repayment of revolving credit facility	(35,000)	0
Payment of note payable	(830)	(968)
Payment of debt issuance costs	(10,295)	0
RSU taxes paid on behalf of employees	(238)	(530)
Net cash provided by financing activities	10,074	11,314
CHANGE IN CASH, CASH EQUIVALENTS AND RESTRICTED CASH	(4,786)	(1,464)
Effect of foreign exchange rates on cash and cash equivalents	(1,040)	73
CASH, CASH EQUIVALENTS AND RESTRICTED CASH—Beginning of period	16,302	22,576	22,576
CASH, CASH EQUIVALENTS AND RESTRICTED CASH—End of period	10,476	21,185	16,302
SUPPLEMENTAL CASH FLOW DATA – CASH PAID:
Income taxes	785	0
Interest paid	9,180	7,682
Reconciliation of cash, cash equivalents and restricted cash. The following table provides a reconciliation of cash, cash equivalents and restricted cash reported within the unaudited condensed consolidated statements of cash flows that sum to the total of the same such amounts shown in the unaudited condensed consolidated statements of cash flows:
Cash and cash equivalents	8,970	19,691	14,802
Restricted cash	1,506	1,494	1,500
Cash, Cash Equivalent, Restricted Cash, and Restricted Cash Equivalent, Continuing Operation, Total	$ 10,476	$ 21,185	$ 16,302